United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3387

                      (Investment Company Act File Number)


              Federated U.S. Government Securities Fund: 2-5 Years
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 1/31/06


                 Date of Reporting Period: Quarter ended 4/30/05







Item 1.     Schedule of Investments

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

       Principal
        Amount                                                                                                    Value

                         U.S. TREASURY OBLIGATIONS--77.7%
   $  32,000,000         3.500%, 11/15/2006                                                               $     31,980,160
      27,500,000    (1)  6.250%, 2/15/2007                                                                      28,776,275
      49,000,000    (1)  4.375%, 5/15/2007                                                                      49,704,620
      29,280,000         6.625%, 5/15/2007                                                                      30,991,123
      79,000,000    (1)  3.125%, 4/15/2009                                                                      77,000,510
      34,000,000         3.875%, 5/15/2009                                                                      34,058,480
      33,500,000    (1)  4.000%, 6/15/2009                                                                      33,714,735
      16,000,000         3.625%, 7/15/2009                                                                      15,869,920
      42,500,000    (1)  3.375%, 9/15/2009                                                                      41,703,125
      42,000,000    (1)  3.500%, 11/15/2009                                                                     41,409,480
      22,000,000    (1)  3.500%, 12/15/2009                                                                     21,652,840
      41,000,000    (1)  3.625%, 1/15/2010                                                                      40,564,170
      41,000,000    (1)  3.500%, 2/15/2010                                                                      40,327,190
      25,000,000         6.500%, 2/15/2010                                                                      27,836,000
      23,000,000    (1)  5.000%, 8/15/2011                                                                      24,290,070
      24,530,420         3.000%, 7/15/2012                                                                      27,286,168
      17,000,000         13.250%, 5/15/2014                                                                     22,942,010
      41,000,000    (1)  4.000%, 2/15/2015                                                                      40,327,190
                              TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $628,247,274)                   630,434,066

                         GOVERNMENT AGENCIES--19.6%
       8,900,000         Federal Home Loan Bank System, 7.250%, 5/13/2005                                       8,911,303
      15,700,000         Federal Home Loan Bank System, 6.875%, 8/15/2005                                       15,859,983
      23,000,000         Federal Home Loan Bank System, 5.125%, 3/6/2006                                        23,283,590
      11,000,000         Federal Home Loan Bank System, 4.875%, 11/15/2006                                      11,177,210
      29,000,000         Federal Home Loan Bank System, 7.250%, 2/15/2007                                       30,694,470
      21,000,000         Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007                                    21,383,670
      10,000,000         Federal Home Loan Bank System, 4.875%, 5/15/2007                                       10,189,500
      25,000,000         Federal Home Loan Bank System, 7.625%, 5/15/2007                                       26,806,250
      10,000,000         Federal Home Loan Bank System, 5.500%, 8/15/2008                                       10,437,600
                              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $154,255,243)                         158,743,576

                         REPURCHASE AGREEMENTS--50.8%
      12,234,000         Interest in $2,000,000,000 joint repurchase agreement with Barclays
                         Capital, Inc., 2.970%, dated 4/29/2005 to be repurchased at $12,237,028 on 5/2/2005, collateralized by
                         U.S. Government Agency Obligations with various maturities to 3/15/2031,
                         collateral market value $2,040,000,448                                                 12,234,000

      200,099,000        Interest in $1,500,000,000 joint repurchase agreement with Bear Sterns and Co., Inc., 2.970%, dated 4/29/2005 to be repurchased at $200,148,525 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042, collateral market value
                         $1,545,000,305 (held as collateral for securities lending)                            200,099,000

      200,000,000        Interest in $425,000,000 joint repurchase agreement with BNP Paribas
                         Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at
                         $200,049,500on 5/2/2005, collateralized by
                         U.S. Government Agency Obligations with various maturities to 5/1/2035, collateral market value $435,639,025 (held as collateral for securities
                         lending)                                                                              200,000,000

                              TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST)                                     412,333,000
                              TOTAL INVESTMENTS--148.1%
                         =========================================================================
                              (IDENTIFIED COST $1,194,835,517) (2)                                            1,201,510,642
                              OTHER ASSETS AND LIABILITIES -NET -(48.1)%                                      (390,410,274)
                              TOTAL NET ASSETS -100%                                                      $    811,100,368

===================================================================================================================================
        1  All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2005, the securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned             Market Value of Collateral
           ------------------------------------ ---- -------------------------------
           ------------------------------------ ---- -------------------------------
           $389,027,670                                                $400,099,000
           ------------------------------------ ---- -------------------------------
        2  The cost of investments for federal tax purposes amounts to
           $1,194,835,517. The net unrealized appreciation of investments for federal tax purposes was $6,675,125. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,170,876 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,495,751.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation

     U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").



Item 2.     Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 2-5 Years

By          /S/Richard J. Thomas, Principal Financial Officer


Date        June 22, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/J. Christopher Donahue, Principal Executive Officer


Date        June 22, 2005


By          /S/Richard J. Thomas, Principal Financial Officer


Date        June 22, 2005